Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Net product sales	$ 531,000	$ 186,000	$ 1,289,000	$ 729,000
Accounts receivable	$ 146,000		263,000	189,000
SDC Technology [Member]
Accounts receivable			24,000	2,000
Intercon Chemical Company [Member]
Net product sales			34,000	69,000
Due to related parties			$ 118,000	$ 6,000